FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2020
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
NOTE 27: FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	2020	2019
	£m	£m
Liabilities designated at fair value through profit or loss: debt securities in issue	6,828	7,531
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	14,996	11,048
Other deposits	6	98
Short positions in securities	816	2,809
	15,818	13,955
Total financial liabilities at fair value through profit or loss	22,646	21,486
Liabilities designated at fair value through profit or loss primarily represent debt securities in issue which either contain substantive embedded derivatives which would otherwise need to be recognised and measured at fair value separately from the related debt securities, or which are accounted for at fair value to significantly reduce an accounting mismatch.
The amount contractually payable on maturity of the debt securities held at fair value through profit or loss at 31 December 2020 was £11,503 million, which was £4,675 million higher than the balance sheet carrying value (2019: £14,365 million, which was £6,834 million higher than the balance sheet carrying value). At 31 December 2020 there was a cumulative £109 million increase in the fair value of these liabilities attributable to changes in credit spread risk; this is determined by reference to the quoted credit spreads of Lloyds Bank plc, the issuing entity within the Group. Of the cumulative amount, an increase of £75 million arose in 2020 and an increase of £419 million arose in 2019.
For the fair value of collateral pledged in respect of repurchase agreements see note 51